CONSOLIDATED STATEMENTS OF CASH FLOWS (RUB) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	52,393	80,788	30,612
Net (income) / loss from discontinued operations		(3,733)	32,846
Net income from continuing operations	52,393	77,055	63,458
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	74,710	73,253	67,910
Gain from reentrance into Uzbekistan	(6,734)
Non cash provision for cash funds and related interest in Delta bank	5,138
Currency exchange and transaction loss / (gain)	18,024	5,473	(3,952)
Debt issuance cost amortization	645	784	952
Amortization of deferred connection fees	(1,912)	(1,921)	(2,287)
Equity in net loss / (income) of associates	2,880	(2,472)	(869)
Allowance for doubtful accounts	3,266	3,106	2,606
Inventory obsolescence expense	357	660	759
Deferred tax expense	6,540	9,671	3,290
Other non-cash items	328	(192)	461
Changes in operating assets and liabilities:
Decrease/(increase) in trade receivables	4,466	(3,474)	(8,489)
Decrease/(increase) in inventory and spare parts	731	(592)	(61)
Decrease/(increase) in prepaid expenses and other current assets	777	(2,966)	(727)
(Increase) / decrease in VAT receivable	(1,058)	(1,190)	673
Decrease/(increase) in trade payables, accrued liabilities and other current liabilities	(3,616)	8,136	9,365
(Decrease) / increase in liability for Bitel		(7,238)	241
Dividends received	2,650	1,831	1,526
Net cash provided by operating activities - continuing operations	159,518	159,924	134,856
Net cash used in operating activities - discontinued operations		(547)	(2,733)
NET CASH PROVIDED BY OPERATING ACTIVITES	159,518	159,377	132,123
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of subsidiaries, net of cash acquired	(2,755)		(1,937)
Purchases of property, plant and equipment	(74,243)	(67,146)	(79,836)
Purchases of intangible assets	(18,356)	(14,429)	(7,947)
Proceeds from sale of property, plant and equipment	619	418	395
Purchases of short-term investments	(35,923)	(37,623)	(33,474)
Proceeds from sale of short-term investments	47,619	27,785	31,548
Purchase of other investments	(34,613)	(703)	(2,100)
Proceeds from sales of other investments	19,831		2,029
Investments in and advances to associates	(7,767)	(5,088)
Net cash used in investing activities - continuing operations	(105,588)	(96,786)	(91,322)
Net cash provided by / (used in) investing activities - discontinued operations		115	(2,045)
NET CASH USED IN INVESTING ACTIVITIES	(105,588)	(96,671)	(93,367)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash payments for the acquisitions of subsidiaries from entities under common control and noncontrolling interests	(26)		(261)
Contingent consideration paid on acquisition of subsidiaries			(20)
Proceeds from issuance of notes	2	25,651
Repayment of notes	(23,152)	(6,195)	(25,561)
Notes and debt issuance cost	(360)	(193)
Reimbursement of debt issuance cost		959
Capital lease obligation principal paid	(227)	(202)	(213)
Dividends paid	(49,921)	(39,706)	(29,626)
Proceeds on disposal of Business-Nedvizhimost, net of cash disposed		3,068
Cash on sale of building to Sistema	508
Cash deconsolidated on the loss of control over Stream			(227)
Proceeds from loans	69,421	353	17,955
Loan principal paid	(29,437)	(38,996)	(37,394)
Other financing activities	21	116	1
Net cash used in financing activities - continuing operations	(33,171)	(55,145)	(75,346)
NET CASH USED IN FINANCING ACTIVITIES	(33,171)	(55,145)	(75,346)
Effect of exchange rate changes on cash and cash equivalents	10,195	1,037	(985)
NET INCREASE / (DECREASE) IN CASH AND CASH EQUIVALENTS	30,954	8,598	(37,575)
CASH AND CASH EQUIVALENTS, beginning of the year	30,612	22,014	59,589
CASH AND CASH EQUIVALENTS, end of the year	61,566	30,612	22,014
Less: cash and cash equivalents from discontinued operations, end of the year			(411)
CASH AND CASH EQUIVALENTS from continuing operations, end of the year	61,566	30,612	21,603
Less: cash and cash equivalents within disposal group held for sale	(156)
CASH AND CASH EQUIVALENTS, end of the year	61,410	30,612	21,603
SUPPLEMENTAL INFORMATION:
Income taxes paid	9,906	11,590	17,050
Interest paid	17,134	15,979	19,104
Non-cash investing and financing activities:
Amounts owed for capital expenditures	21,935	3,908	3,502
Payables related to business acquisitions	99	11	277
Capital lease obligations	9,395	48	212